[front cover]

[State Street Research logo]

State Street Research Capital Fund

Annual Report
September 30, 1995

[graphic of man climbing blocks]

What's Inside

From the Chairman:
Stocks continue to perform strongly

Portfolio Manager's Review:
Technology stocks propelled the Fund

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings and Financial Statements

FROM THE CHAIRMAN

[photo]

To Our Shareholders:

Over the past year, it was hard to beat the returns provided by stocks. The S&P 500 and Dow Jones Industrial Average, both considered indicators of large-company stock performance, provided gains of +29.7% and +28.0%, respectively, over the 12 months ended September 30, 1995.(1) Small-company stocks provided similar performance, although they did not really pick up speed until June.

Why such strong stock performance?

The investment environment has been favorable for stocks. The econ-omy has demonstrated solid growth without overheating. Inflation has remained quite low--under 3% for the year. Interest rates have declined sharply from 1994's levels. And, importantly, U.S. businesses have been able to increase profits by boosting productivity and cutting costs.

Looking ahead

With the economy now slower, however, many wonder whether companies can still deliver strong profits and whether stocks can continue to perform. We are convinced there are always individual stocks that will deliver the right combination of earnings growth and value--the challenge is finding such stocks.

The power of research

That is the advantage of the "bottom-up," stock-by-stock investment research provided by State Street Research. We do not simply invest in themes or jump on the bandwagon with other investors. Instead, we are committed to doing our homework and analyzing stocks on their individual merits. This successful investing strategy has been the foundation of State Street Research for more than 70 years.

Thank you for investing with State Street Research.

Sincerely,

/s/Ralph F. Verni

Ralph F. Verni
Chairman
October 31, 1995

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks; the Dow Jones Industrial Average includes 30 widely traded stocks. The indexes, which are commonly used measures of U.S. stock market performance, are unmanaged and do not take sales charges into consideration. Direct investment in the indexes is not possible; results are for illustrative purposes only.

(2)+35.90% for Class B shares; +37.30% for Class C shares; +36.07% for Class D shares.

(3)Investment result is based on an assumed $10,000 investment at the "A" share maximum sales charge of 4.5%, with reinvestment of capital gain distributions and income dividends. Thus, the net amount invested was $9,550. No adjustment has been made for income taxes payable by shareholders on income dividends or capital gain distributions.

(4)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. During the periods prior to 1993 that shares of the Fund were not offered to the general public, the Fund was not subject to the cash inflows or higher redemptions or expenses that have occurred since 1993, when the Fund commenced a continuous public offering.

(5)Performance for a class includes periods prior to the adoption of class designations. Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges. Performance prior to class designations in 1993 does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" and "D" shares, which will reduce subsequent performance.

FUND INFORMATION (all data are for periods ended September 30, 1995)

Total value of $10,000 invested on October 1, 1985(3,4,5)(Class A shares, at maximum applicable sales charge)

[typeset representation of mountain chart]

9/86   12,684
9/87   18,349
9/88   15,787
9/89   21,144
9/90   16,743
9/91   25,764
9/92   27,654
9/93   42,868
9/94   43,943
9/95   60,181

SEC Average Annual Compound Rates
of Return

(at maximum applicable sales charge)(4,5)

            10 years     5 years      1 year
            --------     -------      ------
Class A      +19.66%     +27.98%      +30.79%
-------      ------      ------       ------
Class B      +20.01%     +28.59%      +30.90%
-------      ------      ------       ------
Class C      +20.32%     +29.40%      +37.30%
-------      ------      ------       ------
Class D      +20.04%     +28.79%      +35.07%
========     ======      ======       ======

Cumulative Total Returns
(do not reflect sales charge)(4)

            10 years     5 years      1 year
            --------     -------      ------
Class A      +530.17%    +259.44%     +36.95%
-------      -------     -------      ------
Class B      +519.88%    +253.57%     +35.90%
-------      -------     -------      ------
Class C      +536.06%    +262.80%     +37.30%
-------      -------     -------      ------
Class D      +521.31%    +254.39%     +36.07%
========     =======     =======      ========

Top 5 Industry Positions
(by percentage of net assets)

[typeset representation of bar chart]

Electronic components         12.7%
Electronic equipment          10.8%
Computer software & service   10.0%
Retail                         7.8%
Hotel & restaurant             6.4%

Total net assets: 47.7%

PORTFOLIO MANAGER'S REVIEW

[photo of Frederick R. Kobrick]
Frederick R. Kobrick
Portfolio Manager

Capital Fund had outstanding performance over the past year, performing ahead of similar funds and the stock market as a whole. For the 12 months ended September 30, 1995, Class A shares of the Fund provided a total return of +36.95% (does not reflect sales charge).(2) Lipper Analytical Services' Capital Appreciation Fund category provided an average total return of +25.22% over the same time period (does not reflect sales charges).

A word about technology

On September 30, 1995, a substantial portion of the Fund's portfolio was invested in technology stocks in different industries. Technology stocks, and particularly semiconductor stocks, have led the stock market in 1995, just as they did in 1994. Our focus over the past year has been on electronics stocks: electronic components stocks and electronic equipment stocks such as Exide Electronics (0.6%) and Nokia (3.9%).

We remain confident about the outlook for technology stocks--not because of trends but because we do our own careful research. We meet with the companies, analyze them carefully, and talk to customers and competitors. We also pay careful attention to "valuations" and balance whether a stock's price is merited given its growth potential. We believe this is one way to control the risks of investing in stocks with high growth rates.

Telecommunications

Capital Fund continues to hold a number of stocks linked to telecommunications. Cellular phone manufacturers and service providers have benefited from exploding demand in the rest of the world. Our telecommunications holdings are divided between telephone stocks and electronic equipment stocks.

Retail fits

Retail stocks provided strong performance for the Fund, even though the overall retail sector performed poorly in 1995. Sunglass Hut International (3.1%) is a good example of a company that has created and dominated a retail niche--sunglasses. Retail is a sector where our research skills can play a big factor--doing your homework on company management, strategy, cash flow and earnings growth makes all the difference.

Strong market led to higher turnover

For the twelve months ended September 30, 1995, the Fund's turnover rate was 215%. This high turnover rate was the result of this year's strong overall stock performance, combined with periodic market volatility. When stock prices rise, we often sell holdings when they reach price targets. In addition, when markets are low, it can create values that we feel compelled to buy. The result is a higher turnover rate, although clearly it did not hurt performance in the past year.

Top 10 Stock Positions

Chemical Banking Leading bank
HBO Business services company
Hewlett-Packard Office equipment company
HFS Hotel reservation service
LSI Logic Electronic components company
Nokia Cellular phone maker
Philip Morris Tobacco giant
Sunglass Hut Specialty retailer
Texas Instruments Electronic components company
Xilinx Semiconductor manufacturer

These securities represent an aggregate of 26.3% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Best and Worst Contributors to Performance
(October 1, 1994 through September 30, 1995)

Best [arrow up]

Nokia
  Demand boomed for cellular phones
LSI Logic
  Computer electronics maker benefited from strong demand
Sunglass Hut International
  Specialty retailer dominates its market niche

Worst [arrow down]

Cyrk
  Earnings plunged for this apparel maker
Coram Healthcare
  Healthcare stocks were hurt by talk of Medicare cutbacks
Ann Taylor Stores
  Difficult year for many clothing retailers

STATE STREET RESEARCH CAPITAL FUND

INVESTMENT PORTFOLIO
September 30, 1995

                                                                 Value
                                                   Shares      (Note 1)
-----------------------------------------------     ------   -------------
COMMON STOCKS 90.7%
Basic Industries 5.3%
Chemical 1.9%
Potash Corp. of Saskatchewan, Inc.                 79,500    $  4,948,875
Rohm & Haas Co.                                    41,400       2,499,525
                                                               -----------
                                                                7,448,400
                                                               -----------
Diversified 0.0%
Thermedics, Inc.*                                   8,100         160,988
                                                               -----------
Electrical Equipment 0.9%
Philips Electronics NV                             30,900       1,506,375
Trimble Navigation, Ltd.*                          75,900       1,916,475
                                                               -----------
                                                                3,422,850
                                                               -----------
Machinery 2.5%
AGCO Corp.                                         87,600       3,985,800
Elsag Bailey Process Automation NV                 78,800       2,570,850
UCAR International, Inc.*                          55,500       1,512,375
Wolverine Tube, Inc.*                              54,800       2,075,550
                                                               -----------
                                                               10,144,575
                                                               -----------
Metal & Mining 0.0%
Carbide/Graphite Group, Inc.*                       9,500         134,187
                                                               -----------
Total Basic Industries                                         21,311,000
                                                               -----------
Consumer Cyclical 27.1%
Airline 4.2%
AMR Corp.*                                         55,000       3,966,875
Atlas Air, Inc.*                                   20,000         445,000
British Airways PLC ADR                            26,300       1,877,163
KLM Royal Dutch Air Lines                          51,400       1,799,000
Northwest Airlines Corp. Cl. A*                   110,000       4,675,000
UAL Corp.*                                         23,900       4,083,912
                                                               -----------
                                                               16,846,950
                                                               -----------
Automotive 1.4%
Danaher Corp.                                      24,800         812,200
Exide Corp.                                        88,300       4,415,000
Team Rental Group, Inc. Cl. A*                     32,600         326,000
                                                               -----------
                                                                5,553,200
                                                               -----------
Building 0.7%
Owens-Corning Fiberglas Corp.*                     40,500       1,807,312
Stimsonite Corp.*                                  80,300         963,600
                                                               -----------
                                                                2,770,912
                                                               -----------
Hotel & Restaurant 6.3%
Circus Circus Enterprises, Inc.*                   18,500         518,000
Doubletree Corp.*                                  33,600         747,600
Harrah's Entertainment, Inc.                      138,600    $  4,054,050
HFS, Inc.                                         148,200       7,761,975
La Quinta Inns, Inc.                              150,125       4,203,500
Lone Star Steakhouse & Saloon, Inc.*               73,600       3,017,600
Renaissance Hotel Group NV                         86,500       1,535,375
Station Casinos, Inc.*                             50,700         779,512
Trump Hotels & Casino Resorts, Inc.*              173,900       2,956,300
                                                               -----------
                                                               25,573,912
                                                               -----------
Recreation 1.2%
American Radio Systems Corp.*                      15,900         393,525
Anthony Industries, Inc.                           37,900         715,363
Oakley, Inc.*                                     121,800       3,608,325
                                                               -----------
                                                                4,717,213
                                                               -----------
Retail Trade 7.8%
BT Office Products International, Inc.*           110,300       1,447,688
CompUSA, Inc.*                                     27,700       1,191,100
Corporate Express, Inc.*                           43,500       1,060,313
Department 56, Inc.*                               19,300         902,275
General Nutrition Centers, Inc.*                   59,200       2,693,600
Industrie Natuzzi SPA ADR                          37,200       1,325,250
Just For Feet, Inc.*                              181,250       5,573,437
Office Depot Inc.*                                 95,800       2,885,975
Office Max, Inc.*                                   7,600         184,300
Petsmart, Inc.*                                    46,800       1,579,500
Pier 1 Imports, Inc.                               22,105         223,813
Sunglass Hut International, Inc.*                 245,400      12,270,000
                                                               -----------
                                                               31,337,251
                                                               -----------
Textile & Apparel 5.5%
Fila Holdings SPA ADR                             106,400       3,763,900
Men's Wearhouse, Inc.*                            131,350       4,728,600
Nautica Enterprises, Inc.*                        126,700       4,339,475
Tommy Hilfiger Corp.                              194,700       6,327,750
Wolverine World Wide, Inc.                        103,800       2,841,525
                                                               -----------
                                                               22,001,250
                                                               -----------
Total Consumer Cyclical                                       108,800,688
                                                               -----------
Consumer Staple 8.8%
Business Service 3.1%
Black Box Corp.                                    36,500         675,250
HBO & Co.                                         110,300       6,893,750
Medaphis Corp.*                                   148,000       4,144,000
U.S. Office Products Co.*                          44,000         665,500
                                                               -----------
                                                               12,378,500
                                                               -----------

The accompanying notes are an integral part of the financial statements.

                                      3

STATE STREET RESEARCH CAPITAL FUND
                                                                 Value
                                                   Shares      (Note 1)
-----------------------------------------------     ------   -------------
Drug 1.7%
Amerisource Health Corp.*                          19,200     $   518,400
Cephalon, Inc.*                                   191,300       5,260,750
Magainin Pharmaceuticals, Inc.*                    67,200         730,800
Vertex Pharmaceuticals, Inc.*                      24,600         461,250
                                                               -----------
                                                                6,971,200
                                                               -----------
Food & Beverage 0.9%
Starbucks Corp.*                                   97,800       3,704,175
                                                               -----------
Printing & Publishing 0.1%
British Sky Broadcasting Group ADR                 12,200         440,725
                                                               -----------
Tobacco 3.0%
Philip Morris Companies, Inc.                     120,600      10,070,100
RJR Nabisco Holdings Corp.                         61,200       1,981,350
                                                               -----------
                                                               12,051,450
                                                               -----------
Total Consumer Staple                                          35,546,050
                                                               -----------
Finance 7.9%
Bank 3.1%
Bankers Trust New York Corp.                       50,800       3,568,700
Chase Manhattan Corp.                              32,900       2,011,013
Chemical Banking Corp.                            113,300       6,897,137
                                                               -----------
                                                               12,476,850
                                                               -----------
Financial Service 1.1%
Charles Schwab Corp.                               42,800       1,198,400
Countrywide Credit Industries, Inc.                70,000       1,645,000
Franklin Resources, Inc.                           26,300       1,515,537
                                                               -----------
                                                                4,358,937
                                                               -----------
Insurance 3.7%
Aetna Life & Casualty Insurance Co.                52,000       3,815,500
Cigna Corp.                                        34,500       3,592,313
MBNA Corp.                                        129,300       5,382,112
Saint Paul Companies, Inc.                         38,600       2,253,275
                                                               -----------
                                                               15,043,200
                                                               -----------
Total Finance                                                  31,878,987
                                                               -----------
Science & Technology 39.2%
Aerospace 1.4%
Boeing Co.                                         54,100       3,692,325
United Technologies Corp.                          22,400       1,979,600
                                                               -----------
                                                                5,671,925
                                                               -----------
Computer Software & Service 10.0%
Accom, Inc.                                        11,100     $    97,125
Ascend Communications, Inc.*                       24,400       1,952,000
Bay Networks, Inc.*                                70,100       3,741,588
Cabletron Systems, Inc.*                           11,400         750,975
Checkfree Corp.                                    13,300         266,000
Cisco Systems, Inc.*                               83,900       5,789,100
Computer Associates International, Inc.            45,000       1,901,250
Geoworks*                                         150,000       2,887,500
Intuit, Inc.*                                      37,600       1,767,200
Microsoft Corp.*                                   29,500       2,669,750
Peoplesoft, Inc.*                                  18,200       1,653,925
Plaintree Systems, Inc.*                           32,800         278,800
SAP AG ADR+                                        45,900       2,518,762
Softkey International, Inc.*                       46,200       2,044,350
3Com Corp.*                                       111,300       5,064,150
Xilinx, Inc.*                                     138,200       6,650,875
                                                               -----------
                                                               40,033,350
                                                               -----------
Electronic Components 12.7%
AVX Corp.*                                         36,100       1,209,350
Altera Corp.*                                      45,500       2,838,062
Atmel Corp.*                                       69,900       2,359,125
LSI Logic Corp.*                                  164,600       9,505,650
MEMC Electronic Materials, Inc.*                   51,000       1,383,375
Maxim Integrated Products, Inc.*                   32,100       2,375,400
Sanmina Holdings, Inc.*                            79,300       3,786,575
Texas Instruments, Inc.                           277,900      22,197,263
VLSI Technology, Inc.*                            103,100       3,531,175
Vishay Intertechnology, Inc.                       46,000       1,932,000
                                                               -----------
                                                               51,117,975
                                                               -----------
Electronic Equipment 10.8%
ASM Lithography Holdings NV*                       66,500       2,917,688
Brooks Automation, Inc.*                           30,100         647,150
DSC Communications Corp.*                         109,200       6,470,100
Exide Electronics Group, Inc.*                    132,700       2,488,125
KLA Instruments Corp.*                             47,300       3,795,825
LTX Corp.*                                         81,400       1,027,675
Lam Research Corp.*                                81,200       4,851,700
Nokia Corp. ADR                                   225,300      15,714,675
Samsung Electronic GDR*                               481          34,151
Tencor Instruments, Inc.*                          37,800       1,672,650
Teradyne, Inc.*                                   107,000       3,852,000
                                                               -----------
                                                               43,471,739
                                                               -----------

The accompanying notes are an integral part of the financial statements.

                                      4

STATE STREET RESEARCH CAPITAL FUND

INVESTMENT PORTFOLIO (cont'd)

                                                                 Value
                                                   Shares      (Note 1)
-----------------------------------------------     ------   -------------
Office Equipment 4.3%
Hewlett-Packard Co.                                92,000    $  7,670,500
Komag, Inc.*                                       47,000       3,072,625
Stormedia, Inc.*                                   41,800       1,891,450
U.S. Robotics Corp.                                55,700       4,748,425
                                                               -----------
                                                               17,383,000
                                                               -----------
Total Science & Technology                                    157,677,989
                                                               -----------
Utility 2.4%
Telephone 2.4%
ADC Telecommunications, Inc.*                      34,100       1,551,550
Metrocall, Inc.*                                   40,700       1,129,425
Nera AS ADR*                                       12,500         429,687
Total Access Communications Public Co. Ltd.+      270,500       1,707,667
Vodafone Group PLC ADR                             74,700       3,062,700
Worldcom, Inc.*                                    51,600       1,657,650
                                                               -----------
                                                                9,538,679
                                                               -----------
Total Utility                                                   9,538,679
                                                               -----------
Total Common Stocks (Cost $301,677,249)                       364,753,393
                                                               -----------

                                           Principal    Maturity
                                            Amount        Date
---------------------------------------    ---------    ---------   -------------
COMMERCIAL PAPER 12.6%
American Express Credit Corp., 5.75%     $ 4,234,000   10/04/1995       4,234,000
Cargill, Inc., 5.70%                      10,000,000   10/06/1995       9,992,083
Commercial Credit Co., 5.74%               6,000,000   10/02/1995       6,000,000
General Electric Capital Corp., 5.75%      7,168,000   10/06/1995       7,168,000
General Electric Capital Corp., 5.72%     10,207,000   10/11/1995      10,207,000
Household Finance Corp., 5.75%             2,066,000   10/02/1995       2,066,000
Household Finance Corp., 5.72%            10,955,000   10/02/1995      10,955,000
                                                                       -----------
Total Commercial Paper (Cost $50,622,083)                              50,622,083
                                                                       -----------
Total Investments (Cost $352,299,332)--103.3%                         415,375,476
Cash and Other Assets, Less Liabilities--(3.3)%                       (13,329,388)
                                                                       -----------
Net Assets--100.0%                                                   $402,046,088
                                                                       ===========

Federal Income Tax Information:

At September 30, 1995, the net unrealized
  appreciation of investments based on cost
  for Federal income tax purposes of
  $352,305,326 was as follows:
Aggregate gross unrealized appreciation for
  all investments in which there is an
  excess of value over tax cost                 $65,854,672
Aggregate gross unrealized depreciation for
  all investments in which there is an
  excess of tax cost over value                  (2,784,522)
                                                  ----------
                                                $63,070,150
                                                  ==========

*Nonincome-producing securities
 ADR and GDR stand for American Depositary Receipt and Global Depository Receipt, representing ownership of foreign securities.
+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1995 were $3,389,633 and $4,226,429 (1.05% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995

Assets
Investments, at value (Cost $352,299,332) (Note 1)    $415,375,476
Cash                                                           418
Receivable for securities sold                          14,249,078
Receivable for fund shares sold                          4,113,668
Dividends and interest receivable                          114,801
Other assets                                                28,474
                                                        -----------
                                                       433,881,915
Liabilities
Payable for securities purchased                        30,864,547
Payable for fund shares redeemed                           354,372
Accrued distribution fee (Note 4)                          242,646
Accrued management fee (Note 2)                            232,522
Accrued transfer agent and shareholder services
  (Note 2)                                                  46,297
Accrued trustees' fees (Note 2)                              9,708
Other accrued expenses                                      85,735
                                                        -----------
                                                        31,835,827
                                                        -----------
Net Assets                                            $402,046,088
                                                        ===========
Net Assets consist of:
 Unrealized appreciation of investments               $ 63,076,144
 Accumulated net realized gain                          30,696,695
 Shares of beneficial interest (Note 6)                308,273,249
                                                        -----------
                                                      $402,046,088
                                                        ===========
Net Asset Value and redemption price per share of
  Class A shares ($55,250,047 / 4,083,548 shares
  of beneficial interest)                                   $13.53
                                                        ===========
Maximum Offering Price per share of Class A shares
  ($13.53 / .955)                                           $14.17
                                                        ===========
Net Asset Value and offering price per share of
  Class B shares ($203,446,132 / 15,304,668 shares
  of beneficial interest)*                                  $13.29
                                                        ===========
Net Asset Value, offering price and redemption
  price per share of Class C shares ($47,553,286 /
  3,482,260 shares of beneficial interest)                  $13.66
                                                        ===========
Net Asset Value and offering price per share of
  Class D shares ($95,796,623 / 7,195,204 shares
  of beneficial interest)*                                  $13.31
                                                        ===========

*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the year ended September 30, 1995

Investment Income
Dividends, net of foreign taxes of $32,472              $ 1,046,064
Interest                                                  1,270,329
                                                          ----------
                                                          2,316,393
Expenses
Management fee (Note 2)                                   1,750,735
Transfer agent and shareholder services (Note 2)            375,398
Custodian fee                                               167,784
Reports to shareholders                                      96,816
Distribution fee--Class A (Note 4)                           81,664
Distribution fee--Class B (Note 4)                        1,159,597
Distribution fee--Class D (Note 4)                          566,144
Registration fees                                            59,957
Audit fee                                                    31,924
Trustees' fees (Note 2)                                      22,550
Legal fees                                                    8,106
Miscellaneous                                                18,227
                                                          ----------
                                                          4,338,902
                                                          ----------
Net investment loss                                      (2,022,509)
                                                          ----------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3)         32,914,544
Net unrealized appreciation of investments               52,115,081
                                                          ----------
Net gain on investments                                  85,029,625
                                                          ----------
Net increase in net assets resulting from operations    $83,007,116
                                                          ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH CAPITAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                   Year ended September 30
                                 ----------------------------
                                     1995           1994
-----------------------------     -----------   -------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss             $ (2,022,509)   $ (1,070,897)
Net realized gain on
  investments*                    32,914,544       1,127,123
Net unrealized appreciation
  of investments                  52,115,081       3,083,463
                                   ---------      -----------
Net increase resulting from
  operations                      83,007,116       3,139,689
                                   ---------      -----------
Distributions from net realized
 gains:
 Class A                             (92,618)       (575,640)
 Class B                            (320,406)     (1,273,467)
 Class C                             (93,107)     (1,330,595)
 Class D                            (164,154)       (477,827)
                                   ---------      -----------
                                    (670,285)     (3,657,529)
                                   ---------      -----------
Net increase from fund share
  transactions (Note 6)          164,713,294     108,866,368
                                   ---------      -----------
Total increase in net assets     247,050,125     108,348,528

Net Assets
Beginning of year                154,995,963      46,647,435
                                   ---------      -----------
End of year                     $402,046,088    $154,995,963
                                   =========      ===========
* Net realized gain for
  Federal income tax purposes
  (Note 1)                      $ 32,687,493    $  1,269,665
                                   =========      ===========

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1995

Note 1

State Street Research Capital Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), formerly State Street Capital Trust, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Capital Fund, State Street Research Small Capitalization Growth Fund and State Street Research Small Capitalization Value Fund.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

STATE STREET RESEARCH CAPITAL FUND

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees equal to 1/16 of 1% (3/4 of 1% on an annual basis) of average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. The fees of the Trustees not currently affiliated with the Adviser amounted to $22,550 during the year ended September 30, 1995.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the year ended September 30, 1995, the amount of such expenses was $206,722.

Note 3

For the year ended September 30, 1995, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $599,276,036 and $459,656,035, respectively.

Note 4

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended September 30, 1995, fees pursuant to such plan amounted to $81,664, $1,159,597 and $566,144 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $92,294 and $719, respectively, on sales of Class A shares of the Fund during the year ended September 30, 1995, and that MetLife Securities, Inc. earned commissions aggregating $3,383 and $275 on sales of Class B and Class D shares, respectively, and that the Distributor collected contingent deferred sales charges of $192,789 and $9,688 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 5

The Trustees declared a distribution of all capital gains realized during the year ended September 30, 1995 (approximately $.91 short-term and $.11 long-term per share), payable October 12, 1995 to shareholders of record on October 2, 1995.

STATE STREET RESEARCH CAPITAL FUND

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At September 30, 1995, Metropolitan held of record 1,084,790 Class C shares of the Fund.

Share transactions were as follows:

                                                                    Year ended September 30
                                                     -----------------------------------------------------
                                                                1995                        1994
                                                      -------------------------   ------------------------
Class A                                                Shares         Amount       Shares        Amount
-------------------------------------------------     ----------    -----------    --------   ------------
Shares sold                                           2,826,294   $ 32,048,209   1,741,014    $16,876,522
Issued upon reinvestment of distributions from
  net realized gains                                      8,771         82,615      45,553        443,337
Shares repurchased                                     (756,484)    (8,537,685)   (477,056)    (4,581,945)
                                                       --------      ---------      ------      ----------
Net increase                                          2,078,581   $ 23,593,139   1,309,511    $12,737,914
                                                       ========      =========      ======      ==========
Class B                                                 Shares        Amount        Shares        Amount
-------------------------------------------------      --------      ---------      ------      ----------
Shares sold                                           9,420,000   $106,150,791   6,253,883    $59,862,105
Issued upon reinvestment of distributions from
  net realized gains                                     31,685        294,989      56,834        551,032
Shares repurchased                                   (1,616,639)   (17,716,667)   (384,236)    (3,668,935)
                                                       --------      ---------      ------      ----------
Net increase                                          7,835,046   $ 88,729,113   5,926,481    $56,744,202
                                                       ========      =========      ======      ==========
Class C                                                 Shares        Amount        Shares        Amount
-------------------------------------------------      --------      ---------      ------      ----------
Shares sold                                           1,284,385   $ 16,174,374     601,695    $ 6,274,545
Issued upon reinvestment of distributions from
  net realized gains                                      8,899         84,452     131,398      1,284,834
Shares repurchased                                     (211,276)    (2,192,278)    (87,138)      (849,817)
                                                       --------      ---------      ------      ----------
Net increase                                          1,082,008   $ 14,066,548     645,955    $ 6,709,562
                                                       ========      =========      ======      ==========
Class D                                                 Shares        Amount        Shares        Amount
-------------------------------------------------      --------      ---------      ------      ----------
Shares sold                                           4,045,991   $ 46,180,380   3,746,426    $36,243,191
Issued upon reinvestment of distributions from
  net realized gains                                     16,713        155,761      22,846        220,144
Shares repurchased                                     (710,067)    (8,011,647)   (408,826)    (3,788,645)
                                                       --------      ---------      ------      ----------
Net increase                                          3,352,637   $ 38,324,494   3,360,446    $32,674,690
                                                       ========      =========      ======      ==========

STATE STREET RESEARCH CAPITAL FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:

                                                         Class A                                       Class B
                                         -----------------------------------------   -------------------------------------------
                                                             February 17, 1993                               March 15, 1993
                                           Year ended           (Commencement                                 (Commencement
                                          September 30         of Share Class          Year ended            of Share Class
                                         ---------------      Designations) to        September 30          Designations) to
                                         1995**   1994       September 30, 1993      1995**    1994        September 30, 1993
------------------------------------      ----      ---      --------------------      ----      ---      ----------------------
Net asset value, beginning of year      $ 9.92    $10.43            $ 8.03            $ 9.82    $10.40             $ 8.68
Net investment loss                       (.04)     (.04)             (.03)             (.12)     (.08)              (.04)
Net realized and unrealized gain on
   investments                            3.69       .28              2.43              3.63       .25               1.76
Distributions from net realized
  gains                                   (.04)     (.75)               --              (.04)     (.75)                --
                                          ----       ---           -------              ----       ---            -------
Net asset value, end of year            $13.53    $ 9.92            $10.43            $13.29    $ 9.82             $10.40
                                          ====       ===           =======              ====       ===            =======
Total return                             36.95%+    2.51%+           24.61%+++         35.90%+    1.79%+            19.82%+++
Net assets at end of year (000s)       $55,250   $19,891           $ 7,251          $203,446   $73,354            $16,044
Ratio of expenses to average
   net assets                             1.33%     1.41%             2.43%++           2.08%     2.16%              3.16%++
Ratio of net investment loss to
   average net assets                    (0.34)%   (0.55)%          (1.43)%++         (1.10)%    (1.28)%           (2.15)%++
Portfolio turnover rate                 214.59%   167.08%           129.57%           214.59%   167.08%            129.57%

                                                     Class C                                        Class D
                                   --------------------------------------------   -------------------------------------------
                                                                                                         March 15, 1993
                                                                                     Year ended          (Commencement
                                             Year ended September 30                September 30         of Share Class
                                   --------------------------------------------    ---------------       Designations) to
                                  1995**     1994     1993      1992     1991     1995**     1994       September 30, 1993
------------------------------      ----      ---      ----      ---      ----      ----      ---      ----------------------
Net asset value,
   beginning of year              $ 9.99    $10.46    $ 7.96     $7.74    $ 5.03    $ 9.83    $10.39             $ 8.68
Net investment loss                 (.01)     (.03)     (.06)     (.06)     (.08)     (.12)     (.09)              (.04)
Net realized and unrealized
   gain on investments              3.72       .31      3.90       .63      2.79      3.64       .28               1.75
Distributions from net
  realized  gains                   (.04)     (.75)    (1.34)     (.35)       --      (.04)     (.75)              --
                                    ----       ---      ----       ---      ----      ----       ---            -------
Net asset value, end of year      $13.66    $ 9.99    $10.46     $7.96    $ 7.74    $13.31    $ 9.83             $10.39
                                    ====       ===      ====       ===      ====      ====       ===            =======
Total return                       37.30%+    2.91%+   55.46%+    7.34%+   53.88%+   36.07%+    2.00%+            19.70%+++
Net assets at end of year
  (000s)                         $47,553   $23,967   $18,342   $11,654   $10,939   $95,797   $37,783            $ 5,011
Ratio of expenses to average
   net assets                       1.08%     1.16%     2.11%     1.54%     1.88%     2.08%     2.16%              3.16%++
Ratio of net investment loss
  to  average net assets           (0.07)%   (0.32)%   (1.30)%   (0.86)%   (1.14)%   (1.09)%   (1.28)%            (2.16)%++
Portfolio turnover rate           214.59%   167.08%   129.57%   124.94%   219.62%   214.59%   167.08%            129.57%

 ++Annualized

 **Per-share figures have been calculated using the average shares method.

  +Total return figures do not reflect any front-end or contingent deferred sales charges.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of State Street Research
Capital Trust and Shareholders of
State Street Research Capital Fund

We have audited the accompanying statement of assets and liabilities of State Street Research Capital Fund, including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended for Class C, for each of the two years in the period then ended and the period February 17, 1993 (commencement of share class designations) to September 30, 1993 for Class A, and for each of the two years in the period then ended and the period March 15, 1993 (commencement of share class designations) to September 30, 1993 for Class B and Class D, respectively. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Capital Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Class C, for each of the two years in the period then ended and the period February 17, 1993 (commencement of share class designations) to September 30, 1993 for Class A, and for each of the two years in the period then ended and the period March 15, 1993 (commencement of share class designations) to September 30, 1993 for Class B and Class D, respectively, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.
                                                      Boston, Massachusetts
                                                      November 3, 1995

STATE STREET RESEARCH CAPITAL FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

State Street Research Capital Fund outperformed the average return for Lipper Analytical Services' Capital Appreciation Fund category for the 12 months ended September 30, 1995 (does not reflect sales charges).

On September 30, 1995, a substantial portion of the Fund's portfolio was invested in technology stocks in various industries. Technology stocks, and particularly semiconductor stocks, have led the stock market in 1995, just as they did in 1994. Our focus over the past year has been on electronic equipment and component stocks.

Retail stocks also provided strong performance for the Fund, even though the overall retail sector performed poorly in 1995. We looked for stocks that offered high growth rates.

For the twelve months ended September 30, 1995, the Fund's turnover rate stood at 215%. This higher turnover rate was partly the result of selling stocks that had gained from this year's strong overall stock performance. In addition, market declines led the Fund's manager to buy stocks that offered compelling values.

The Standard & Poor's Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.

All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Although the Fund was established as a personal holding company in 1967, performance results cover the period since the Fund commenced operations as a registered investment company on March 25, 1984. Shares of the Fund were first publicly available in 1987 to institutions and existing shareholders only. The Fund commenced a continuous offering to the general public on February 17, 1993. During the period that shares were not offered to the general public, the Fund was not subject to the cash inflows or higher level of redemptions or expenses that could occur when shares are continuously offered to the public. Performance for a class includes periods prior to the adoption of class designations. Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges. Performance prior to class designations in 1993 does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" and "D" shares, which will reduce subsequent performance.

                       Comparison Of Change In Value Of
                       A $10,000 Investment In Capital
                             Fund and The S&P 500

     Class A Shares

Average Annual Total Return
1 Year    5 Years    10 Years
+30.79%   +27.98%    +19.66%

       Capital    S&P
        Fund      500
9/85    10,000   10,000
9/86    12,864   13,174
9/87    18,349   18,894
9/88    15,787   16,553
9/89    21,144   22,007
9/90    16,743   19,974
9/91    25,764   26,184
9/92    27,654   29,075
9/93    42,868   32,846
9/94    43,943   34,054
9/95    60,181   44,174


    Class B Shares

Average Annual Total Return
1 Year    5 Years    10 Years
+30.90%   +28.59%    +20.01%

       Capital    S&P
        Fund      500
9/85    10,000   10,000
9/86    13,470   13,174
9/87    19,213   18,894
9/88    16,531   16,553
9/89    22,140   22,007
9/90    17,532   19,974
9/91    26,978   26,184
9/92    28,957   29,075
9/93    44,810   32,846
9/94    45,613   34,054
9/95    61,988   44,174


   Class C Shares

Average Annual Total Return
1 Year    5 Years    10 Years
+37.30%   +29.40%    +20.32%

       Capital    S&P
        Fund      500
9/85    10,000   10,000
9/86    13,470   13,174
9/87    19,213   18,894
9/88    16,531   16,553
9/89    22,140   22,007
9/90    17,532   19,974
9/91    26,978   26,184
9/92    28,957   29,075
9/93    45,017   32,846
9/94    46,328   34,054
9/95    63,606   44,174



      Class D Shares

Average Annual Total Return
1 Year    5 Years    10 Years
+35.07%   +28.79%    +20.04%

       Capital    S&P
        Fund      500
9/85    10,000   10,000
9/86    13,470   13,174
9/87    19,213   18,894
9/88    16,531   16,553
9/89    22,140   22,007
9/90    17,532   19,974
9/91    26,978   26,184
9/92    28,957   29,075
9/93    44,767   32,846
9/94    45,662   34,054
9/95    62,131   44,171

STATE STREET RESEARCH CAPITAL FUND

REPORT ON SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the State Street Research Capital Fund ("Fund"), along with shareholders of other series of State Street Research Capital Trust ("Meeting"), was held on August 25, 1995, as continued on September 22, 1995. The results of the Meeting are set forth below.

                                                      Votes (millions)
                                                    ---------------------
                                                    For       Withheld
                                                     ---   --------------
1. The following persons were elected as
   Trustees:

   Edward M. Lamont                                15.3          1
   Robert A. Lawrence                              15.3          1
   Dean O. Morton                                  15.4          1
   Thomas L. Phillips                              15.3          1
   Toby Rosenblatt                                 15.4          1
   Michael S. Scott Morton                         15.3          1
   Ralph F. Verni                                  15.4          1
   Jeptha H. Wade                                  15.3          1

                                                                                                            Votes (millions)
                                                                                                        -------------------------

                                                                                                        For   Against    Abstain
                                                                                                         ---    ------   --------

2. The Fund's following investment policies were reclassified from fundamental policies to nonfundamental policies:

   a. The policy regarding investments in securities of companies with less than three (3) years'
      continuous operation;                                                                             9.9      0.7       1.2

   b. The policy regarding investments in illiquid securities;                                          9.8      0.8       1.3

   c. The policy regarding purchase of securities on margin and short sales of securities;              9.8      0.8       1.2

   d. The policy regarding transactions in options and futures; and                                     9.8      0.8       1.3

   e. The policy regarding investments in other investment companies.                                   9.9      0.7       1.3

3. The Fund's fundamental policy regarding investing in commodities and commodity contracts was
   amended.                                                                                             9.7      0.9       1.3

4. The Fund's fundamental policy on lending was amended to clarify the permissibility of securities
   lending.                                                                                             9.9      0.7       1.3

5. Class C shares will now be included under the Fund's Plan of Distribution Pursuant to Rule 12b-1.    2.2      0.05      0.5

6. The Master Trust Agreement was amended to eliminate the need for a vote by shareholders of the
   acquiring fund to approve a merger or consolidation, or acquisition of assets.                      12.8      1.6       1.9

7. The selection of Coopers & Lybrand L.L.P. as the Trust's independent accountants was ratified.      15.0      0.1       1.2

STATE STREET RESEARCH CAPITAL FUND

FUND INFORMATION, OFFICERS AND TRUSTEES OF
STATE STREET RESEARCH CAPITAL TRUST

Fund Information

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Charles S. Glovsky
Vice President

Rudolph K. Kluiber
Vice President

Frederick R. Kobrick
Vice President

Thomas P. Moore
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[back cover]

State Street Research Capital Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:

State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408

[State Street Research logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER: 2789-951122(1296)SSR-LD Cover Illustration by Dorothy Cullinan CF-866D-1195

[front cover]

[State Street Research logo]

State Street Research Small Capitalization Growth Fund

Semiannual Report
September 30, 1995

[graphic of man climbing blocks]

What's Inside

From the Chairman:
Stocks continue to perform strongly

Portfolio Manager's Review:
Fund performance rebounded

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings and Financial Statements

FROM THE CHAIRMAN

[photo]

To Our Shareholders:

Over the past year, it was hard to beat the returns provided by stocks. The S&P 500 and Dow Jones Industrial Average, both considered indicators of large-company stock performance, provided gains of +29.7% and +28.0%, respectively, over the 12 months ended September 30, 1995.(1)

Why such strong stock performance?

The investment environment has been very favorable for stocks. The economy has demonstrated solid growth without overheating. Inflation has remained quite low--under 3% for the year. Interest rates have declined sharply from 1994's levels. And, importantly, U.S. businesses have been able to increase profits by boosting productivity and cutting costs.

Looking ahead

With the economy now slower, however, many wonder whether companies can still deliver strong profits and whether stocks can continue to perform. We are convinced there are always individual stocks that will deliver the right combination of earnings growth and value--the challenge is finding such stocks.

The power of research

That is the advantage of the "bottom-up," stock-by-stock investment research provided by State Street Research. We do not simply invest in themes or jump on the bandwagon with other investors. Instead, we are committed to doing our homework and analyzing stocks on their individual merits. This successful investing strategy has been the foundation of State Street Research for more than 70 years.

Thank you for investing with State Street Research.

Sincerely,

/s/Ralph F. Verni

Ralph F. Verni
Chairman
October 31, 1995

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks; the Dow Jones Industrial Average includes 30 widely traded stocks. The indexes, which are commonly used measures of U.S. stock market performance, are unmanaged and do not take sales charges into consideration. Direct investment in the indexes is not possible; results are for illustrative purposes only.

(2)+12.44% for Class B shares; +13.60% for Class C shares; +12.44% for Class D shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(4)Performance for a class includes periods prior to the adoption of class designations. Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges. Performance prior to class designations does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" shares, which will reduce subsequent performance.

FUND INFORMATION (all data are for periods ended September 30, 1995)

SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3,4)

            Life of Fund
               (since
              10/4/93)          1 year
--------     ------------   --------------
Class A       -1.57%/-2.10%   +8.11%/+7.35%
--------      ----------      ------------
Class B       -1.87%/-2.42%   +7.44%/+6.64%
--------      ----------      ------------
Class C       +1.15%/+0.57%   +13.60%/+12.81%
--------      ----------      ------------
Class D       +0.16%/-0.39%   +11.44%/+10.64%

Cumulative Total Returns
(do not reflect sales charge)(3)

            Life of Fund
               (since
              10/4/93)          1 year
--------     ------------   --------------
Class A       +1.47%/+0.38%   +13.20%/+12.41%
--------      ----------      ------------
Class B       +0.31%/-0.77%   +12.44%/+11.64%
--------      ----------      ------------
Class C       +2.30%/+1.13%   +13.60%/+12.81%
--------      ----------      ------------
Class D       +0.31%/-0.77%   +12.44%/+11.64%

Performance results for the Fund are increased by the Distributor's voluntary reduction of Fund fees and expenses. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

Top 5 Industry Positionsi
(by percentage of net assets)

[typeset representation of bar chart]

Computer software & service   16.7%
Hospital supply               13.2%
Business service               8.4%
Retail                         7.1%
Oil                            5.7%

Total net assets: 51.1%

PORTFOLIO MANAGER'S REVIEW

[photo of Charles S. Glovsky]
Charles S. Glovsky
Portfolio Manager

Improved performance

For Small Capitalization Growth Fund, the biggest news was a dramatic turnaround in performance. 1994 was terrible for the Fund; 1995 was an improvement. For the twelve months ended September 30, 1995, Small Capitalization Growth Fund provided a total return of +13.20% (does not reflect sales charge).(2) This return was behind the +28.93% average gain for 288 funds in Lipper Analytical Services' Small Company Growth Fund category-- primarily because the Fund's performance didn't begin to rebound until early 1995.

The Fund's earlier poor performance was the result of several factors. First, too much of the portfolio was invested in consumer-related stocks and too little in technology--we have corrected that. Second, the Fund was hurt by a heavy position in health-care stocks. Overall, we believe the outlook is very favorable--reasonable valuations, low interest rates, and a strong dollar tend to benefit small-cap stocks.

Bigger technology focus

The biggest change in the portfolio over the past year was an increased focus in technology stocks. Technology stocks in various industries stood at 28% of the portfolio on September 30, 1995, up from 8% a year earlier. Currently, we are targeting the stocks of computer software companies offering productivity-enhancing products, such as Softkey International (3.6% of the portfolio) and Information Storage Devices (0.2%).

Added financial stocks

Financial services stocks were another sector that demonstrated strong performance over the past year. In this area, we have participated in several niche companies that benefited from lower interest rates. A good example is The Money Store (1.6%), which makes consumer loans.

Reduced presence in consumer stocks

We reduced holdings in consumer stocks, especially in hotel and restaurant, recreation, business service, and hospital-supply stocks. We retain smaller positions in each area, focusing on individual stocks with compelling potential. We maintained our position in retail stocks, where we have found several opportunities, including Gymboree (2.1%) and The Sports Authority (0.6%).

Potential for health care

Health-care stocks were a disappointment for the portfolio. Congress's move to balance the budget--and possibly cut Medicare--resulted in serious confusion in the health-care area. We reduced our position in health stocks, although not before the damage was done. We retained a significant position in health maintenance organizations (HMOs) and nursing-home stocks, however, as we believe their potential is strong once the political scene settles. Among our key HMO holdings are HealthCare COMPARE (2.3%) and Mariner Health Group (1.5%).

Optimistic outlook for energy

We recently boosted our holdings in the energy sector. We took positions in a number of oil and gas exploration firms, such as Nuevo Energy (1.2%) and Plains Resources (0.5%). Our view is that worldwide energy demand is rising much faster than energy supply, and that such stocks will benefit.

Top 10 Stock Positions
(by percentage of net assets)

 1     Softkey International CD-ROM maker           3.6%
 2     Intersolv Computer software firm             2.5%
 3     HealthCare COMPARE Health-care provider      2.3%
 4     Gymboree Specialty children's retailer       2.1%
 5     Authentic Fitness Sports clothing retailer   2.0%
 6     Avid Technology Video equipment maker        2.0%
 7     Cheyenne Software Computer software firm     1.9%
 8     Department 56 Retail goods company           1.8%
 9     Hyperion Software Financial software
       company                                      1.7%
10     The Money Store Financial services company   1.6%

These securities represent an aggregate of 21.5% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

Best and Worst Contributors to Performance
(October 1, 1994 through September 30, 1995)

Best [arrow up]

The Money Store
  Lower interest rates benefited this loan provider
Softkey International
  Strong computer sales benefited this CD-ROM maker
Tencor Instruments
  Good year for semiconductor equipment suppliers

Worst [arrow down]

Primadonna Resorts
  1995 has been a difficult year for gaming firms
Quantum Health Resources
  Health-care companies disappointed
Future Healthcare
  Stock declined when company was forced to restate earnings

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

INVESTMENT PORTFOLIO

September 30, 1995

                                                      Value
                                         Shares      (Note 1)
-------------------------------------     ------   ------------
COMMON STOCKS 95.4%
Basic Industries 0.7%
Chemical 0.7%
Cambrex Corp.                            11,900    $   478,975
                                                     ----------
Total Basic Industries                                 478,975
                                                     ----------
Consumer Cyclical 26.8%
Airline 0.6%
Midwest Express Holdings, Inc.*          17,000        382,500
                                                     ----------
Automotive 3.8%
Exide Corp.                              18,100        905,000
Federal-Mogul Corp.                      31,500        602,438
Lear Seating Corp.*                      36,500      1,072,187
                                                     ----------
                                                     2,579,625
                                                     ----------
Hotel & Restaurant 5.0%
Au Bon Pain Company, Inc.*               40,600        314,650
Main Street and Main, Inc.*              53,700        234,938
Outback Steakhouse, Inc.*                19,950        613,462
Primadonna Resorts, Inc.*                48,100        733,525
Red Lion Hotels, Inc.*                   11,000        231,000
Station Casinos, Inc.*                   59,300        911,737
Studio Plus Hotels, Inc.*                15,300        351,900
                                                     ----------
                                                     3,391,212
                                                     ----------
Recreation 4.9%
Emmis Broadcasting Corp. Cl. A*          12,200        382,775
Hollywood Entertainment Corp.*           47,300      1,013,994
Infinity Broadcasting Corp. Cl. A*       19,025        623,069
Renaissance Communications Corp.*        26,700        934,500
Sodak Gaming, Inc.*                      16,700        346,525
                                                     ----------
                                                     3,300,863
                                                     ----------
Retail Trade 7.1%
Department 56, Inc.*                     26,600      1,243,550
Gymboree Corp.*                          47,100      1,418,888
Sports Authority, Inc.*                  13,800        381,225
Tiffany & Co.                            22,900        958,937
Viking Office Products, Inc.*            19,600        818,300
                                                     ----------
                                                     4,820,900
                                                     ----------
Textile & Apparel 5.4%
Authentic Fitness Corp.                  61,000      1,372,500
Norton McNaughton, Inc.*                 41,900        932,275
Warnaco Group, Inc. Cl. A                45,000      1,080,000
Wolverine World Wide, Inc.               11,200        306,600
                                                     ----------
                                                     3,691,375
                                                     ----------
Total Consumer Cyclical                             18,166,475
                                                     ----------
Consumer Staple 24.1%
Business Service 8.4%
Computer Horizons Corp.*                 31,700    $   634,000
Eltron International, Inc.*              30,100        850,325
Global DirectMail Corp.*                 36,200        891,425
Medic Computer Systems, Inc.*            15,800        801,850
Personnel Group of America, Inc.         61,100        855,400
Premenos Technologies, Corp.             12,100        393,250
Scientific Games Holdings Corp.           5,200        194,350
Syncronys Softcorp*                      22,400        336,000
3D Systems Corp.*                        44,300        742,025
                                                     ----------
                                                     5,698,625
                                                     ----------
Drug 2.1%
Arris Pharmaceutical Corp.*              69,200        899,600
CytoTherapeutics, Inc.*                  54,000        526,500
                                                     ----------
                                                     1,426,100
                                                     ----------
Hospital Supply 13.2%
American Homepatient, Inc.*              29,200        744,600
American Medical Response, Inc.*         26,600        754,775
Community Care of America, Inc.          47,900        664,613
Community Health Systems, Inc.*          25,300      1,021,487
GranCare, Inc.*                          27,200        472,600
HealthCare COMPARE Corp.*                39,700      1,538,375
Lincare Holdings, Inc.*                  16,900        435,175
Mariner Health Group, Inc.*              70,000        988,750
Maxicare Health Plans, Inc.*             46,000        856,750
Multicare Companies, Inc.*               17,200        399,900
Pediatrix Medical Group, Inc.             3,800         77,900
Rotech Medical Corp.*                    32,900        818,388
Sierra Health Services, Inc.*             6,500        162,500
                                                     ----------
                                                     8,935,813
                                                     ----------
Personal Care 0.4%
U.S.A. Detergents, Inc.*                 11,400        236,550
                                                     ----------
Total Consumer Staple                               16,297,088
                                                     ----------
Energy 6.7%
Oil 5.7%
Abacan Resource Corp.*                  114,300        289,130
Tom Brown, Inc.*                         27,500        374,688
Global Natural Resources, Inc.*          34,500        340,687
Nuevo Energy Co.*                        36,200        814,500
Plains Resources, Inc.*                  38,600        306,388
Ranger Oil Ltd.                         132,600        795,600
Swift Energy Co.*                       106,200        969,075
                                                     ----------
                                                     3,890,068
                                                     ----------

The accompanying notes are an integral part of the financial statements.

                                      3

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

                                                      Value
                                         Shares      (Note 1)
-------------------------------------     ------   ------------
Oil Service 1.0%
Landmark Graphics Corp.*                 23,600    $   665,225
                                                     ----------
Total Energy                                         4,555,293
                                                     ----------
Finance 6.7%
Financial Service 3.2%
BancTec, Inc.*                           21,600        464,400
Jayhawk Acceptance Corp.*                 6,200         90,675
The Money Store, Inc.                    23,550      1,115,681
United Companies Financial Corp.          7,680        524,160
                                                     ----------
                                                     2,194,916
                                                     ----------
Insurance 3.5%
Mutual Risk Management Ltd.              23,300        920,350
NAC Re Corp.                             17,200        623,500
National Re Corp.                        23,100        817,163
                                                     ----------
                                                     2,361,013
                                                     ----------
Total Finance                                        4,555,929
                                                     ----------
Science & Technology 28.5%
Computer Software & Service 16.7%
Avid Technology, Inc.*                   31,900      1,371,700
Boca Research, Inc.*                      8,000        194,000
Cheyenne Software, Inc.*                 63,200      1,264,000
Datastream Systems, Inc.*                22,000        500,500
HPR, Inc.*                                2,500         58,125
Harbinger Corp.*                            800         11,000
Hyperion Software Corp.*                 20,400      1,157,700
Inference, Inc. Cl. A*                   35,900        538,500
Information Storage Devices, Inc.*        4,700        106,338
Intersolv, Inc.*                         85,800      1,726,725
Mattson Technologies, Inc.*              12,900        548,250
OnTechnologies Corp.*                    39,000        682,500
Phamis, Inc.*                            10,100        276,487
Plasma Materials Technologies, Inc.*      4,400         77,550
Shiva Corp.*                              3,800        232,750
Simware, Inc.                            10,700        107,000
Smith Micro Software, Inc.*               4,000         39,500
Softkey International, Inc.*             55,000      2,433,750
                                                     ----------
                                                    11,326,375
                                                     ----------
Electronic Components 2.5%
C.P. Clare Corp.*                        20,800        530,400
Dovatron International, Inc.*             5,300        183,513
Telcom Semiconductor, Inc.*               1,600         18,400
US Order, Inc.*                          51,200        947,200
                                                     ----------
                                                     1,679,513
                                                     ----------
Electronic Equipment 4.5%
Electroglas, Inc.*                       10,800    $   735,750
Itron, Inc.*                             14,500        402,375
Tekelec, Inc.*                           45,100      1,014,750
Tencor Instruments*                      19,800        876,150
                                                     ----------
                                                     3,029,025
                                                     ----------
Office Equipment 4.8%
Broadway & Seymour, Inc.*                33,600        840,000
FileNet Corp.*                           17,600        778,800
SCI Systems, Inc.                        27,000        931,500
Sequent Computer Systems, Inc.*          35,500        705,562
                                                     ----------
                                                     3,255,862
                                                     ----------
Total Science & Technology                          19,290,775
                                                     ----------
Utility 1.9%
Telephone 1.9%
Allen Group, Inc.                        24,600        891,750
Tel-Save Holdings, Inc.*                 25,100        385,912
                                                     ----------
                                                     1,277,662
                                                     ----------
Total Utility                                        1,277,662
                                                     ----------
Total Common Stocks (Cost $53,644,148)              64,622,197
                                                     ----------

                                       Principal    Maturity
                                         Amount       Date
-----------------------------------     ---------    --------   -----------
COMMERCIAL PAPER 5.4%
Ford Motor Credit Co., 5.77%          $1,519,000   10/4/1995      1,519,000
Household Finance Corp., 5.75%           301,000   10/2/1995        301,000
Philip Morris Companies, Inc. 6.60%    1,862,317   10/2/1995      1,862,317
                                                                  ---------
Total Commercial Paper (Cost $3,682,317)                          3,682,317
                                                                  ---------
Total Investments (Cost $57,326,465)--100.8%                     68,304,514
Cash and Other Assets, Less Liabilities--(0.8)%                    (564,771)
                                                                  ---------
Net Assets--100.0%                                              $67,739,743
                                                                  =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

Federal Income Tax Information:

At September 30, 1995, the net unrealized
  appreciation of investments based on cost
  for Federal income tax purposes of
  $57,330,054 was as follows:
Aggregate gross unrealized appreciation for
  all investments in which there is an
  excess of value over tax cost                 $12,836,492
Aggregate gross unrealized depreciation for
  all investments in which there is an
  excess of tax cost over value                  (1,862,032)
                                                  ----------
                                                $10,974,460
                                                  ==========

* Nonincome-producing securities

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995

Assets
Investments, at value (Cost $57,326,465) (Note 1)         $68,304,514
Cash                                                           31,640
Receivable for securities sold                              1,900,195
Receivable from Distributor (Note 3)                           24,868
Dividends and interest receivable                               9,672
Deferred organization costs and other assets (Note 1)          22,225
                                                            ----------
                                                           70,293,114
Liabilities
Payable for securities purchased                            2,208,372
Payable for fund shares redeemed                              146,459
Accrued management fee (Note 2)                                41,712
Accrued distribution fee (Note 5)                              32,556
Accrued trustees' fees (Note 2)                                 6,567
Other accrued expenses                                        117,705
                                                            ----------
                                                            2,553,371
                                                            ----------
Net Assets                                                $67,739,743
                                                            ==========
Net Assets consist of:
 Unrealized appreciation of investments                   $10,978,049
 Accumulated net realized loss                             (6,159,873)
 Shares of beneficial interest (Note 6)                    62,921,567
                                                            ----------
                                                          $67,739,743
                                                            ==========
Net Asset Value and redemption price per share of
  Class A shares ($21,479,765 / 2,216,062 shares of
  beneficial interest)                                          $9.69
                                                            ==========
Maximum Offering Price per share of Class A shares
  ($9.69 / .955)                                               $10.15
                                                            ==========
Net Asset Value and offering price per share of
  Class B shares ($26,489,022 / 2,766,405 shares
  of beneficial interest)*                                      $9.58
                                                            ==========
Net Asset Value, offering price and redemption price
  per share of Class C shares ($12,379,730 / 1,267,435
  shares of beneficial interest)                                $9.77
                                                            ==========
Net Asset Value and offering price per share of
  Class D shares ($7,391,226 / 771,686 shares
  of beneficial interest)*                                      $9.58
                                                            ==========

*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

STATEMENT OF OPERATIONS
For the year ended September 30, 1995

Investment Income
Interest                                                $   184,282
Dividends, net of foreign taxes of $3,157                    97,753
                                                          ----------
                                                            282,035
Expenses
Management fee (Note 2)                                     501,000
Transfer agent and shareholder services (Note 2)            298,779
Custodian fee                                               171,195
Registration fees                                            95,255
Distribution fee--Class A (Note 5)                           55,059
Distribution fee--Class B (Note 5)                          277,822
Distribution fee--Class D (Note 5)                           86,314
Reports to shareholders                                      42,947
Legal fees                                                   24,495
Audit fee                                                    18,980
Trustees' fees (Note 2)                                      14,366
Amortization of organization costs (Note 1)                   6,529
Miscellaneous                                                14,423
                                                          ----------
                                                          1,607,164
Expenses borne by the Distributor (Note 3)                 (453,010)
                                                          ----------
                                                          1,154,154
                                                          ----------
Net investment loss                                        (872,119)
                                                          ----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments (Notes 1 and 4)         (3,364,808)
Net unrealized appreciation of investments               11,482,443
                                                          ----------
Net gain on investments                                   8,117,635
                                                          ----------
Net increase in net assets resulting from operations    $ 7,245,516
                                                          ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                           October 4, 1993
                                                          (Commencement of
                                          Year ended       Operations) to
                                        September 30,       September 30,
                                             1995               1994
-----------------------------------     ---------------   -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss                      $  (872,119)        $  (356,585)
Net realized loss on investments*         (3,364,808)         (2,795,065)
Net unrealized appreciation
  (depreciation) of investments           11,482,443            (504,394)
                                         -------------      ---------------
Net increase (decrease) resulting
  from operations                          7,245,516          (3,656,044)
                                         -------------      ---------------
Net increase (decrease) from fund
  share transactions (Note 6)             (7,844,245)         71,994,516
                                         -------------      ---------------
Total increase (decrease) in net
  assets                                    (598,729)         68,338,472

Net Assets
Beginning of year                         68,338,472                  --
                                         -------------      ---------------
End of year                              $67,739,743         $68,338,472
                                         =============      ===============
* Net realized loss for Federal
  income tax purposes
  (Note 1)                               $(2,682,827)        $   (10,835)
                                         =============      ===============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 1995

Note 1

State Street Research Small Capitalization Growth Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), formerly State Street Capital Trust, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Small Capitalization Growth Fund, State Street Research Capital Fund and State Street Research Small Capitalization Value Fund.

The Fund offers four classes of shares. Shares of the Fund had no class designations until February 1, 1994. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods. At September 30, 1995, the Fund had a capital loss carryforward of $2,693,662 available, to the extent provided in regulations, to offset future capital gains, if any, of which $10,835 and $2,682,827 expire on September 30, 2002 and 2003, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1993 through September 30, 1994, the Fund incurred net capital losses of $2,454,661 and has deferred and treated such losses as arising in the fiscal year ending September 30, 1995. From November 1, 1994 through September 30, 1995, the Fund incurred net capital losses of approximately $3,463,000 and intends to defer and treat such losses as arising in the fiscal year ending September 30, 1996.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees equal to 1/16 of 1% (3/4 of 1% on an annual basis) of average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. The fees of the Trustees not currently affiliated with the Adviser amounted to $14,366 during the year ended September 30, 1995.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended September 30, 1995, the amount of such shareholder servicing and account maintenance expenses was $72,975.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended September 30, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $453,010.

Note 4

For the year ended September 30, 1995, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $113,097,415 and $122,362,902, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended September 30, 1995, fees pursuant to such plan amounted to $55,059, $277,822 and $86,314 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $9,616 and $42,175, respectively, on sales of Class A shares of the Fund during the year ended September 30, 1995, and that MetLife Securities, Inc. earned commissions aggregating $50,489 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $128,068 and $6,586 on redemptions of Class B and Class D shares, respectively during the same period.

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.
At September 30, 1995, the Distributor owned one Class C share of the Fund.

Share transactions were as follows:

                                                            February 1, 1994
                                                            (Commencement of
                                                              Share Class
                                   Year ended                Designations)
                               September 30, 1995        to September 30, 1994
                            -------------------------   ------------------------
Class A                      Shares         Amount       Shares        Amount
-----------------------     ----------    -----------    --------   ------------
Shares sold                   585,876    $ 4,916,956   2,793,089    $24,869,158
Shares redeemed              (937,567)    (7,864,550)   (225,336)    (1,967,087)
                             --------      ---------      ------      ----------
Net increase (decrease)      (351,691)   $(2,947,594)  2,567,753    $22,902,071
                             ========      =========      ======      ==========
Class B                       Shares        Amount        Shares        Amount
-----------------------      --------      ---------      ------      ----------
Shares sold                   477,595    $ 3,977,732   3,606,689    $32,666,242
Shares redeemed            (1,148,744)    (9,420,297)   (169,135)    (1,476,529)
                             --------      ---------      ------      ----------
Net increase (decrease)      (671,149)   $(5,442,565)  3,437,554    $31,189,713
                             ========      =========      ======      ==========

                                                   October 4, 1993
                                                  (Commencement of
                                                   Operations) to
                                                 September 30, 1994
                                             ---------------------------
Class C             Shares       Amount        Shares         Amount
---------------     --------    ----------    ----------   -------------
Shares sold         836,117   $ 7,366,455     1,914,962    $ 17,425,844
Shares redeemed    (386,614)   (3,415,989)   (1,097,030)    (10,337,651)
                     ------      --------      --------      -----------
Net increase        449,503   $ 3,950,466       817,932    $  7,088,193
                     ======      ========      ========      ===========

                                                          February 1, 1994
                                                          (Commencement of
                                                            Share Class
                                                           Designations)
                                                       to September 30, 1994
                                                      ------------------------
Class D                     Shares        Amount       Shares        Amount
-----------------------     --------    -----------    --------   ------------
Shares sold                  85,008    $   686,924   1,290,249    $11,826,451
Shares redeemed            (490,937)    (4,091,476)   (112,634)    (1,011,912)
                             ------      ---------      ------      ----------
Net increase (decrease)    (405,929)   $(3,404,552)  1,177,615    $10,814,539
                             ======      =========      ======      ==========

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:

                             Class A                    Class B                    Class C                    Class D
                     -----------------------    -----------------------    -----------------------   -------------------------
                     Year ended                 Year ended                 Year ended                 Year ended
                      September                  September                  September                  September
                         30,                        30,                        30,                        30,
                      1995****       1994**        1995****  1994**          1995****      1994***      1995****  1994**
 ----------------    -----------    --------    -----------    --------    -----------    --------    -----------   ----------
Net asset value,
  beginning of
  year                  $8.56        $9.45         $8.52        $9.45         $8.60        $9.55         $8.52         $9.45
Net investment
  loss*                  (.08)        (.02)         (.14)        (.06)         (.06)        (.06)         (.14)         (.06)
Net realized and
  unrealized gain
  (loss) on
  investments            1.21         (.87)         1.20         (.87)         1.23         (.89)         1.20          (.87)
                       ---------      ------      ---------      ------      ---------      ------      ---------      --------
Net asset value,
   end of year          $9.69        $8.56         $9.58        $8.52         $9.77        $8.60         $9.58         $8.52
                       =========      ======      =========      ======      =========      ======      =========      ========
Total return            13.20%+      (9.42)%+++    12.44%+      (9.84)%+++    13.60%+      (9.95)%+++    12.44%+       (9.84)%+++

Net assets at
  end of year
  (000s)              $21,480      $21,986       $26,489      $29,287       $12,380       $7,033        $7,391        $10,032
Ratio of
  operating
  expenses to
  average net
  assets*                1.35%        1.35%++       2.10%        2.10%++       1.10%        1.10%++       2.10%         2.10%++
Ratio of net
  investment loss
  to average net
  assets*               (0.93)%      (0.58)%++     (1.67)%      (1.32)%++     (0.71)%      (0.68)%++     (1.67)%       (1.32)%++
Portfolio
  turnover rate        178.60%       83.61%       178.60%       83.61%       178.60%       83.61%       178.60%        83.61%
*Reflects
 voluntary
 assumption of
 fees or
 expenses per
 share in each
 year (Note 3).          $.06         $.02          $.06         $.02          $.06         $.04          $.06          $.02

  ++Annualized

   +Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

 +++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

  **February 1, 1994 (commencement of share class designations) to September
    30, 1994.

 ***October 4, 1993 (commencement of operations) to September 30, 1994.

****Per-share figures have been calculated using the average shares method.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of State Street Research
Capital Trust and Shareholders of
State Street Research Small Capitalization Growth Fund

We have audited the accompanying statement of assets and liabilities of State Street Research Small Capitalization Growth Fund, including the schedule of portfolio investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the period October 4, 1993 (commencement of operations) to September 30, 1994 and the financial highlights for the year then ended and the period February 1, 1994 (commencement of share class designations) to September 30, 1994 for Class A, Class B and Class D and for the year then ended and the period October 4, 1993 (commencement of operations) to September 30, 1994 for Class C. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Small Capitalization Growth Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period October 4, 1993 (commencement of operations) to September 30, 1994, and the financial highlights for the year then ended and the period February 1, 1994 (commencement of share class designations) to September 30, 1994 for Class A, Class B and Class D and for the year then ended and the period October 4, 1993 (commencement of operations) to September 30, 1994 for Class C, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.
                                                      Boston, Massachusetts
                                                      November 3, 1995

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the twelve months ended September 30, 1995, Small Capitalization Growth Fund significantly trailed the average gain for Lipper Analytical Services' Small Company Growth Fund category (does not reflect sales charges.)

The Fund's underperformance was the result of several factors. First, too much of the portfolio was invested in consumer-related stocks and too little in technology--we have corrected that. Second, the Fund was hurt by a heavy position in health-care stocks.

The Fund increased its focus on technology. Technology stocks in various industries stood at 28% of the portfolio on September 30, 1995, up from 8% a year earlier. Currently, we are targeting the stocks of computer software companies offering productivity-enhancing products.

We reduced holdings in consumer stocks, especially in hotel and restaurant, recreation, business service, and hospital-supply stocks. We retained smaller positions in each area, focusing on individual stocks with compelling potential. We maintained our position in retail stocks. Health-care stocks were disappointing, as Congress's moves to balance the budget have resulted in serious confusion in the health-care area. Our health-care focus is on health maintenance organizations (HMOs) and nursing home stocks.

The Standard & Poor's Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The index is unmanaged and does not take sales charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only. All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations. Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges. Performance prior to class designations does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" shares, which will reduce subsequent performance.

                       Comparison Of Change In Value Of
                        A $10,000 Investment In Small
                  Capitalization Growth Fund and The S&P 500

[typeset representation of line charts]

        Class A Shares
  Average Annual Total Return
    1 Year        Life of Fund
+8.11%/+7.35%     -1.57%/-2.10%

            Small Capitalization Growth     S&P 500
10/4/93              10,000.0               10,000.0
9/30/94               8,921.0               10,368.0
9/30/95               9,690.0               13,448.0

       Class B Shares
  Average Annual Total Return
    1 Year         Life of Fund
+7.44%/+6.64%     -1.87%/-2.42%

            Small Capitalization Growth     S&P 500
10/4/93              10,000.0               10,000.0
9/30/94               8,921.0               10,368.0
9/30/95               9,631.0               13,448.0

       Class C Shares
    Average Annual Total Return
     1 Year          Life of Fund
+13.60%/+12.81%     +1.15%/+0.57%

            Small Capitalization Growth     S&P 500
10/4/93              10,000.0               10,000.0
9/30/94               8,921.0               10,368.0
9/30/95              10,230.0               13,448.0

       Class D Shares
   Average Annual Total Return
     1 Year          Life of Fund
+11.44%/+10.64%     +0.16%/-0.39%

            Small Capitalization Growth     S&P 500
10/4/93              10,000.0               10,000.0
9/30/94               8,921.0               10,368.0
9/30/95              10,031.0               13,448.0

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

REPORT ON SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the State Street Research Small Capitalization Growth Fund ("Fund"), along with shareholders of other series of State Street Research Capital Trust ("Meeting"), was held on August 25, 1995, as continued on September 22, 1995. The results of the Meeting are set forth below.

                                                      Votes (millions)
                                                    ---------------------
                                                    For       Withheld
                                                     ---   --------------
1. The following persons were elected as
   Trustees:

   Edward M. Lamont                                15.3          1
   Robert A. Lawrence                              15.3          1
   Dean O. Morton                                  15.4          1
   Thomas L. Phillips                              15.3          1
   Toby Rosenblatt                                 15.4          1
   Michael S. Scott Morton                         15.3          1
   Ralph F. Verni                                  15.4          1
   Jeptha H. Wade                                  15.3          1

                                                                                                        Votes (millions)
                                                                                                       -------------------
                                                                                                     For Against   Abstain
                                                                                                     --- -------   -------
2. Class C shares of the Fund will now be included under the Fund's Plan of Distribution Pursuant
   to Rule 12b-1.                                                                                    0.8    0.02     0.2

3. The Master Trust Agreement was amended to eliminate the need for a vote by shareholders of the
   acquiring fund to approve a merger or consolidation, or acquisition of assets.                   12.8    1.6      1.9

4. The selection of Coopers & Lybrand L.L.P. as the Trust's independent accountants was ratified.   15.0    0.1      1.2

STATE STREET RESEARCH SMALL CAPITALIZATION GROWTH FUND

FUND INFORMATION, OFFICERS AND TRUSTEES OF
STATE STREET RESEARCH CAPITAL TRUST

Fund Information

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Charles S. Glovsky
Vice President

Rudolph K. Kluiber
Vice President

Frederick R. Kobrick
Vice President

Thomas P. Moore, Jr.
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[back cover]

State Street Research Small Capitalization Growth Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:

State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408

[State Street Research logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER: 2792-951124(1296)SSR-LD Cover Illustration by Dorothy Cullinan SCG-085E-1195

[front cover]

[State Street Research logo]

State Street Research Small Capitalization Value Fund

Annual Report
September 30, 1995

[graphic of man climbing blocks]

What's Inside

From the Chairman:
Stocks continue to perform strongly

Portfolio Manager's Review:
Solid performance in the Fund's first year

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings and Financial Statements

FROM THE CHAIRMAN

[photo]

To Our Shareholders:

Over the past year, it was hard to beat the returns provided by stocks. The S&P 500 and Dow Jones Industrial Average, both considered indicators of large-company stock performance, provided gains of +29.7% and +28.0%, respectively, over the 12 months ended September 30, 1995.(1)

Why such strong stock performance?

The investment environment has been very favorable for stocks. The economy has demonstrated solid growth without overheating. Inflation has remained quite low--under 3% for the year. Interest rates have declined sharply from 1994's levels. And, importantly, U.S. businesses have been able to increase profits by boosting productivity and cutting costs.

Looking ahead

With the economy now slower, however, many wonder whether companies can still deliver strong profits and whether stocks can continue to perform. We are convinced there are always individual stocks that will deliver the right combination of earnings growth and value--the challenge is finding such stocks.

The power of research

That is the advantage of the "bottom-up," stock-by-stock investment research provided by State Street Research. We do not simply invest in themes or jump on the bandwagon with other investors. Instead, we are committed to doing our homework and analyzing stocks on their individual merits. This successful investing strategy has been the foundation of State Street Research for more than 70 years.

Thank you for investing with State Street Research.

Sincerely,

/s/Ralph F. Verni

Ralph F. Verni
Chairman
October 31, 1995

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks; the Dow Jones Industrial Average includes 30 widely traded stocks. The indexes, which are commonly used measures of U.S. stock market performance, are unmanaged and do not take sales charges into consideration. Direct investment in the indexes is not possible; results are for illustrative purposes only.

(2)+16.02% for Class B shares; +16.75% for Class C shares; +16.02% for Class D shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(4)Performance reflects up to maximum 4.5% front-end or 5% contingent deferred sales charges.

FUND INFORMATION (all data are for periods ended September 30, 1995)

Aggregate Total Return
(at maximum applicable sales charge)(3,4)

             Life of Fund
                (since
               2/13/95)
--------    --------------
Class A         +11.30%
--------      ------------
Class B         +11.02%
--------      ------------
Class C         +16.75%
--------      ------------
Class D         +15.02%
--------      ------------

Cumulative Total Returns
(do not reflect sales charge)(3)

             Life of Fund
                (since
               2/13/95)
--------    --------------
Class A         +16.54%
--------      ------------
Class B         +16.02%
--------      ------------
Class C         +16.75%
--------      ------------
Class D         +16.02%
--------      ------------

Top 10 Stock Positions
(by percentage of net assets)

 1     The Carbide/Graphite Group Metal and
       mining company                              2.8%
 2     Gaylord Container Linerboard (cardboard)
       leader                                      2.5%
 3     Sunshine Mining/Refining Metal and mining
       company                                     2.4%
 4     Protection One Home security company        2.4%
 5     Webco Industries Tubing manufacturer        2.4%
 6     Nortek Building company                     2.3%
 7     America West Airline Regional airline       2.3%
 8     Noel Group Diversified company              2.2%
 9     Interlake Metal and mining company          2.1%
10     MEMC Electronic Electronic components
       company                                     2.0%

These securities represent an aggregate of 23.4% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

PORTFOLIO MANAGER'S REVIEW

[photo of Rudolph K. Kluiber]
Rudolph K. Kluiber
Portfolio Manager

Small Capitalization Value Fund has provided solid performance thus far. From its inception on February 13 through September 30, 1995, Class A shares of the Fund provided a total return of +16.54% (does not reflect sales charge).(2)

It is difficult to compare the Fund's performance with that of similar funds because of the unusual time period--seven and one-half months.
Small-capitalization value stocks in general have underperformed small-company growth stocks over the past 12 months.

The Fund's performance may have been hindered at first by the challenge of finding value stocks in a rising stock market. As a result, the portfolio held more cash than would be typical for the first few months.

What is value?

When we use the term "value," we mean that our investment approach targets stocks that are underpriced--trading below what we believe are their true values. Our expectation is that a value stock's price will rise in time to reach that true value.

Digging into metal and mining

Approximately 20% of the portfolio is invested in metal and mining stocks. This area includes a wide range of companies, most performing unglamorous industrial tasks. Two such companies are The Carbide/Graphite Group (2.8% of the portfolio), which makes industrial parts out of scrap steel, and CasTech Aluminum Group (1.8%), an aluminum minimill.

Absolute value in building, retail

Out-of-favor sectors of the stock market usually offer good value--the hard part is that it can take time for such stocks to recover. Building and retail stocks are good examples. We have identified several building stocks that we believe can benefit from lower interest rates and, eventually, increased construction. Retail stocks have been beaten down in 1995 by price- conscious consumers. We sifted through the bargains to find retail companies whose customers may be less price sensitive--such as furniture retailers.

Potential in automotive stocks

With the economy slowing, automotive stocks have suffered--creating values. We have targeted companies that supply parts to the big auto makers. Such companies offer potential because of cost-cutting, merger and acquisition activity, and international opportunities. Among our automotive holdings are Lear Seating (1.4%) and Federal-Mogul (1.6%).

A word about small-cap stocks

It's important to point out that, although we are targeting stocks that offer strong value, small-capitalization value stocks are not without risk. Small stocks always involve higher degrees of price fluctuation than large stocks. As a result, you should expect the Fund's returns and share price to fluctuate, sometimes sharply.

Top 5 Industry Positions

[Tabular version of bar chart]

Metal & mining          19.6%
Building                 8.5%
Retail                   8.5%
Automotive               7.9%
Diversified              5.9%

Total net assets        50.4%

(by percentage of net assets)

Best and Worst Contributors to Performance
(October 1, 1994 through September 30, 1995)

Best [arrow up]
Exide
  Auto battery maker benefited from strategic acquisitions
Aames Financial
  Strong loan growth helped consumer finance company
Protection One
  Home security company benefited from continued customer growth

Worst [arrow down]
Algoma Steel
  Steel prices fell, hurting this stock
Gaylord Container
  Linerboard maker's stock slumped because of concerns about slowing economy Webco Industries
  Tubing manufacturer hurt by concerns about slowing economy

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

INVESTMENT PORTFOLIO
September 30, 1995

                                                         Value
                                            Shares     (Note 1)
-----------------------------------------     -----   -----------
COMMON STOCKS 99.6%
Basic Industries 37.6%
Chemical 5.1%
Applied Extrusion Technologies, Inc.*        3,000    $   55,125
Carlisle Plastics, Inc. Cl. A*              10,000        50,000
McWhorter Technologies, Inc.*                7,000       107,625
Rexene Corp.*                                2,500        29,375
Uniroyal Chemical Corp.*                     7,500        67,500
                                                        ---------
                                                         309,625
                                                        ---------
Diversified 5.9%
Alltrista Corp.*                             2,000        38,000
Commercial Intertech Corp.                   1,500        28,688
Noel Group, Inc.                            22,000       137,500
Triton Group Ltd.*                          33,300       104,062
Zero Corp.                                   3,300        53,625
                                                        ---------
                                                         361,875
                                                        ---------
Forest Product 2.5%
Gaylord Container Corp. Wts.*               18,199       154,694
                                                        ---------
Machinery 3.6%
Arden Industrial Products, Inc.*             8,000        64,000
Hardinge, Inc.                               3,500        91,875
Specialty Equipment Companies, Inc.*         5,000        61,250
                                                        ---------
                                                         217,125
                                                        ---------
Metal & Mining 19.6%
Algoma Steel, Inc.*                         11,000        51,150
Bayou Steel Corp. Cl. A*                     3,000        14,813
Carbide/Graphite Group, Inc.*               12,000       169,500
Castech Aluminum Group, Inc.*                7,000       112,875
Chase Brass Industries, Inc.*                8,000       102,000
Commonwealth Aluminum Corp.                  1,000        17,500
Easco, Inc.                                 11,000        82,500
Encore Wire Corp.*                           2,000        24,125
Interlake, Inc.*                            53,900       128,013
Maxxam, Inc.*                                1,000        49,125
Shaw Group, Inc.*                            6,000        54,750
Sinter Metals, Inc. Cl. A*                   3,000        33,000
Sunshine Mining & Refining Co. Pfd.*        18,000       148,500
Webco Industries, Inc.*                     21,000       145,687
Wyman Gordon Co.*                            5,000        69,062
                                                        ---------
                                                       1,202,600
                                                        ---------
Railroad 0.9%
Westinghouse Air Brake Co.*                  4,000        57,500
                                                        ---------
Total Basic Industries                                 2,303,419
                                                        ---------
Consumer Cyclical 34.0%
Airline 3.0%
America West Airline, Inc.*                  9,000    $  139,500
Midwest Express Holdings, Inc.               2,000        45,000
                                                        ---------
                                                         184,500
                                                        ---------
Automotive 7.9%
Borg Warner Automotive, Inc.                 1,000        32,000
Federal-Mogul Corp.                          5,000        95,625
Harvard Industries, Inc. Cl. B*              1,000        26,750
Lear Seating Corp.*                          3,000        88,125
Littelfuse, Inc.*                            1,000        32,500
Masland Corp.                                7,000       104,125
Tower Automotive, Inc.*                      3,000        41,250
Wescast Industries, Inc. Cl. A               6,000        66,000
                                                        ---------
                                                         486,375
                                                        ---------
Building 8.5%
American Buildings Co.*                      2,500        59,062
Cameron Ashley, Inc.*                        6,000        57,000
Centex Construction Products, Inc.*          6,500        85,313
Falcon Building Products, Inc.*              5,000        43,750
Miles Homes, Inc.*                          20,000        27,500
Nortek, Inc.*                               16,000       140,000
Simpson Manufacturing, Inc.*                 4,000        48,500
Stimsonite Corp.*                            5,000        60,000
                                                        ---------
                                                         521,125
                                                        ---------
Hotel & Restaurant 2.3%
Hollywood Casino Cl. A*                     10,000        70,000
Primadonna Resorts, Inc.*                    4,500        68,625
                                                        ---------
                                                         138,625
                                                        ---------
Recreation 3.8%
Lewis Galoob Toys, Inc. Cv. Pfd.*            5,000        91,875
Granite Broadcasting Co.*                    7,000        76,125
HMG Worldwide Corp.*                        27,000        64,125
                                                        ---------
                                                         232,125
                                                        ---------
Retail Trade 8.5%
Bombay Company, Inc.*                        5,000        40,625
Cole National Corp. Cl. A*                   5,000        60,625
Eastbay, Inc.*                               4,500        88,875
Finlay Enterprises, Inc.*                    3,000        51,750
Home Shopping Network, Inc.*                 3,000        27,750
Rhodes, Inc.*                               10,000       115,000
TBC Corp.*                                   8,000        77,000
Valuevision International, Inc.*            10,000        58,750
                                                        ---------
                                                         520,375
                                                        ---------
Total Consumer Cyclical                                2,083,125
                                                        ---------

The accompanying notes are an integral part of the financial statements.

                                      3

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

                                                         Value
                                            Shares     (Note 1)
-----------------------------------------     -----   -----------
Consumer Staple 11.7%
Business Service 5.3%
Computer Learning Centers, Inc.*             4,000    $   44,000
Ideon Group, Inc.                            5,000        51,250
Protection One, Inc.*                       16,000       146,000
Staffing Resources, Inc.                     6,500        81,250
                                                        ---------
                                                         322,500
                                                        ---------
Container 3.8%
Continental Can Company, Inc.*               4,000        78,500
Lufkin Industries, Inc.                      3,000        70,500
U.S. Can Corp.*                              6,500        86,937
                                                        ---------
                                                         235,937
                                                        ---------
Drug 0.8%
Martek Biosciences Corp.*                    3,000        48,750
                                                        ---------
Printing & Publishing 1.8%
Katz Media Group, Inc.*                      5,500       112,063
                                                        ---------
Total Consumer Staple                                    719,250
                                                        ---------
Energy 5.2%
Oil 4.3%
Crystal Oil Corp.*                           3,700       110,075
Gerrity Oil & Gas Corp. Cv. Pfd.            10,000       106,250
Optima Petroleum Corp.*                     17,100        49,162
                                                        ---------
                                                         265,487
                                                        ---------
Oil Service 0.9%
Global Marine, Inc.*                         8,000        57,000
                                                        ---------
Total Energy                                             322,487
                                                        ---------
Finance 2.7%
Bank 0.8%
Springfield Institution For Savings Bank*    3,000        46,125
                                                        ---------
Financial Service 1.9%
Hawthorne Financial Corp.*                  20,000        73,750
Midland Financial Group, Inc.                4,000        44,000
                                                        ---------
                                                         117,750
                                                        ---------
Total Finance                                            163,875
                                                        ---------
Science & Technology 7.2%
Aerospace 1.1%
BE Aerospace, Inc.*                          8,000        67,000
                                                        ---------
Computer Software & Service 3.0%
Computational Systems, Inc.*                 3,900        63,375
Computervision Corp.*                       10,000       121,250
                                                        ---------
                                                         184,625
                                                        ---------
Electronic Components 3.1%
MEMC Electronic Materials, Inc.*             4,500    $  122,062
Thermospectra Corp.*                         4,000        67,000
                                                        ---------
                                                         189,062
                                                        ---------
Total Science & Technology                               440,687
                                                        ---------
Utility 1.2%
Natural Gas 1.2%
TransTexas Gas Corp.*                        4,000        72,500
                                                        ---------
Total Utility                                             72,500
                                                        ---------
Total Common Stocks (Cost $5,568,938)                  6,105,343
                                                        ---------

                                Principal    Maturity
                                   Amount      Date
------------------------------     -------    --------   ----------
Short-Term Obligations 1.7%
Household Finance Corp., 5.65%     $104,000   10/2/1995     104,000
                                                           --------
Total Short-Term Obligations (Cost $104,000)                104,000
                                                           --------
Total Investments (Cost $5,672,938)--101.3%               6,209,343
Cash and Other Assets, Less Liabilities--(1.3)%             (78,070)
                                                           --------
Net Assets--100.0%                                       $6,131,273
                                                           ========

Federal Income Tax Information:

At September 30, 1995, the net unrealized
  appreciation of investments based on cost for
  Federal income tax purposes of $5,672,938 was as
  follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost                                         $ 777,614
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of
  tax cost over value                                    (241,209)
                                                          --------
                                                        $ 536,405
                                                          ========

* Nonincome-producing securities

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995

Assets
Investments, at value (Cost $5,672,938) (Note 1)              $6,209,343
Cash                                                              19,606
Receivable for securities sold                                    29,479
Receivable from Distributor (Note 3)                               2,177
Dividends and interest receivable                                    531
Deferred organization costs and other assets (Note 1)             69,733
                                                                ---------
                                                               6,330,869
Liabilities
Payable for securities purchased                                 136,125
Accrued trustees' fees (Note 2)                                    9,128
Accrued management fee (Note 2)                                    4,269
Accrued distribution fee (Note 5)                                  1,375
Accrued transfer agent and shareholder services (Note 2)             730
Other accrued expenses                                            47,969
                                                                ---------
                                                                 199,596
                                                                ---------
Net Assets                                                    $6,131,273
                                                                =========
Net Assets consist of:
 Undistributed net investment income                          $   36,497
 Unrealized appreciation of investments                          536,405
 Accumulated net realized gain                                   275,486
 Shares of beneficial interest (Note 6)                        5,282,885
                                                                ---------
                                                              $6,131,273
                                                                =========
Net Asset Value and redemption price per share of Class A
  shares ($5,781,809 / 519,451 shares of beneficial
  interest)                                                       $11.13
                                                                =========
Maximum Offering Price per share of Class A shares
  ($11.13 / .955)                                                 $11.65
                                                                =========
Net Asset Value and offering price per share of
  Class B shares ($116,240 / 10,493 shares of beneficial
  interest)*                                                      $11.08
                                                                =========
Net Asset Value, offering price and redemption price per
  share of Class C shares ($116,984 / 10,493 shares of
  beneficial interest)                                            $11.15
                                                                =========
Net Asset Value and offering price per share of
  Class D shares ($116,240 / 10,493 shares of
  beneficial interest)*                                           $11.08
                                                                =========

*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period February 13, 1995
(commencement of operations) to September 30, 1995

Investment Income
Interest                                                $ 78,168
Dividends, net of foreign taxes of $36                    10,878
                                                          -------
                                                          89,046
Expenses
Custodian fee                                             44,957
Management fee (Note 2)                                   30,298
Amortization of organization costs (Note 1)                9,230
Trustees' fees (Note 2)                                    9,128
Reports to shareholders                                    8,800
Audit fee                                                  8,139
Legal fees                                                 5,584
Registration fees                                          4,649
Transfer agent and shareholder services (Note 2)             730
Distribution fee--Class A (Note 5)                         8,392
Distribution fee--Class B (Note 5)                           692
Distribution fee--Class D (Note 5)                           692
Miscellaneous                                              1,280
                                                          -------
                                                         132,571
Expenses borne by the Distributor (Note 3)               (80,022)
                                                          -------
                                                          52,549
                                                          -------
Net investment income                                     36,497
                                                          -------

Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3)         275,486
Net unrealized appreciation of investments               536,405
                                                          -------
Net gain on investments                                  811,891
                                                          -------
Net increase in net assets resulting from operations    $848,388
                                                          =======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the period February 13, 1995
(commencement of operations) to September 30, 1995

Increase (Decrease) in Net Assets
Operations:
Net investment income                                     $   36,497
Net realized gain on investments*                            275,486
Net unrealized appreciation of investments                   536,405
                                                            ---------
Net increase resulting from operations                       848,388
                                                            ---------
Net increase from fund share transactions (Note 6)         5,282,885
                                                            ---------
Total increase in net assets                               6,131,273

Net Assets
Beginning of period                                           --
                                                            ---------
End of period (including undistributed net investment
  income of $36,497)                                      $6,131,273
                                                            =========
*Net realized gain for Federal income tax purposes
  (Note 1)                                                $  275,486
                                                            =========

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1995

Note 1

State Street Research Small Capitalization Value Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), formerly State Street Capital Trust, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Small Capitalization Value Fund, State Street Research Small Capitalization Growth Fund and State Street Research Capital Fund.

The Fund is authorized to issue four classes of shares. At the present time, only Class A shares are generally available for purchase. Class B, Class C and Class D shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro- rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment in Securities

Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

B. Federal Income Taxes

No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods.

C. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight- line method over a period of five years.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. The fees of the Trustees not currently affiliated with the Adviser amounted to $9,128 during the period February 13, 1995 (commencement of operations) to September 30, 1995.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period February 13, 1995 (commencement of operations) to September 30, 1995, the amount of such expenses was $118.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period February 13, 1995 (commencement of operations) to September 30, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $80,022.

Note 4

For the period February 13, 1995 (commencement of operations) to September 30, 1995, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $6,865,944 and $1,572,492, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period February 13, 1995 (commencement of operations) to September 30, 1995, fees pursuant to such plan amounted to $8,392, $692 and $692 for Class A, Class B and Class D, respectively.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At September 30, 1995, Metropolitan owned one share of each of Class A, Class B, Class C and Class D shares and the Adviser owed 492,146 Class A shares and 10,471 of each of Class B, Class C and Class D shares of the Fund.

Share transactions were as follows:

                    February 13, 1995
                    (Commencement of
                       Operations)
                  to September 30, 1995
                  ---------------------
Class A           Shares      Amount
--------------     ------   -----------
Shares sold      519,451    $4,982,255
                    ----      ---------
Net increase     519,451    $4,982,255
                    ====      =========
Class B            Shares    Amount
--------------      ----      ---------
Shares sold       10,493    $  100,210
                    ----      ---------
Net increase      10,493    $  100,210
                    ====      =========
Class C            Shares    Amount
--------------      ----      ---------
Shares sold       10,493    $  100,210
                    ----      ---------
Net increase      10,493    $  100,210
                    ====      =========
Class D            Shares    Amount
--------------      ----      ---------
Shares sold       10,493    $  100,210
                    ----      ---------
Net increase      10,493    $  100,210
                    ====      =========

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

FINANCIAL HIGHLIGHTS

For a share outstanding from February 13, 1995 (commencement of operations) to September 30, 1995

                                                                  Class A       Class B       Class C        Class D
                                                                  ----------    ----------   ----------   ------------
Net asset value, beginning of period                                $9.55           $9.55         $9.55           $9.55
Net investment income*                                                .07             .02           .09             .02
Net unrealized gain on investments                                   1.51            1.51          1.51            1.51
                                                                   --------      --------      --------      ----------
Net asset value, end of period                                     $11.13          $11.08        $11.15          $11.08
                                                                   ========      ========      ========      ==========
Total return+                                                       16.54%          16.02%        16.75%          16.02%
Net assets at end of period (000s)                                 $5,782            $116          $117            $116
Ratio of operating expenses to average net assets*                   1.45%++         2.20%++       1.20%++         2.20%++
Ratio of net investment income to average net assets*                1.05%++         0.32%++       1.32%++         0.32%++
Portfolio turnover rate                                             47.34%          47.34%        47.34%          47.34%
*Reflects voluntary assumption of fees or expenses per share
  in each period. (Note 3).                                          $.15            $.15          $.15            $.15

++Annualized
 +Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of State Street Research
Capital Trust and Shareholders of
State Street Research Small Capitalization Value Fund

We have audited the accompanying statement of assets and liabilities of State Street Research Small Capitalization Value Fund, including the schedule of portfolio investments, as of September 30, 1995, and the related statements of operations and changes in net assets and the financial highlights for the period February 13, 1995 (commencement of operations) to September 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant esti mates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Research Small Capitalization Value Fund as of September 30, 1995, the results of its operations and changes in its net assets and the financial highlights for the period February 13, 1995 (commencement of operations) to September 30, 1995, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.
                                                      Boston, Massachusetts
                                                      November 3, 1995

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

REPORT ON SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the State Street Research Small Capitalization Value Fund ("Fund"), along with shareholders of other series of State Street Research Capital Trust ("Meeting"), was held on August 25, 1995, as continued on September 22, 1995. The results of the Meeting are set forth below.

                                                      Votes (millions)
                                                    ---------------------
                                                    For       Withheld
                                                     ---   --------------
1. The following persons were elected as
   Trustees:

   Edward M. Lamont                                15.3          1
   Robert A. Lawrence                              15.3          1
   Dean O. Morton                                  15.4          1
   Thomas L. Phillips                              15.3          1
   Toby Rosenblatt                                 15.4          1
   Michael S. Scott Morton                         15.3          1
   Ralph F. Verni                                  15.4          1
   Jeptha H. Wade                                  15.3          1

                                                                                                          Votes (millions)
                                                                                                    -------------------------
                                                                                                     For   Against    Abstain
                                                                                                     ---    ------   --------
2. The Master Trust Agreement was amended to eliminate the need for a vote by shareholders of the
   acquiring fund to approve a merger or consolidation, or acquisition of assets.                    12.8   1.6       1.9

3. The selection of Coopers & Lybrand L.L.P. as the Trust's independent accountants was ratified.    15.0   0.1       1.2

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

FUND INFORMATION, OFFICERS AND TRUSTEES OF
STATE STREET RESEARCH CAPITAL TRUST

Fund Information

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Charles S. Glovsky
Vice President

Rudolph K. Kluiber
Vice President

Frederick R. Kobrick
Vice President

Thomas P. Moore, Jr.
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[back cover]

State Street Research Small Capitalization Value Fund
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CONTROL NUMBER: 2793-951124(1296)SSR-LD Cover Illustration by Dorothy
Cullinan SCV-339E-1195